1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

May 28, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Angel Oak Financial Strategies Income Term Trust Pre-Effective Amendment No. 4 to Registration Statement on Form N-2 (File Nos. 333-225967 and 811-23358)

Ladies and Gentlemen:

Enclosed for filing on behalf of Angel Oak Financial Strategies Income Term Trust (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 4 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. This filing is being made for the purpose of: (i) completing certain items required to be included in the Fund’s registration statement on Form N-2; and (ii) making non-material changes to the Fund’s registration statement on Form N-2. We note that the Fund has previously filed via EDGAR correspondence responses to the comments of the staff of the U.S. Securities and Exchange Commission on the Pre-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen